UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ☐

Pre-Effective Amendment No.                                         ☐

Post-Effective Amendment No. 17                                     ☒

     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 19                                              ☒

     Dividend Growth Trust

(Exact Name of Registrant as Specified In Charter)

58 Riverwalk Boulevard
Building 2, Suite A
Ridgeland, South Carolina 29936

     (Address of Principal Executive Offices) (Zip Code)

     Registrant’s Telephone Number, Including Area Code: (866) 348-4769

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copies to:

John H. Lively
Husch Blackwell Sanders LLP
4801 Main Street, Suite 1000
Kansas City, Missouri 64112

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)

☒ on January 28, 2010 pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)(1)

__ on (date) pursuant to paragraph (a)(1)

__ 75 days after filing pursuant to paragraph (a)(2)

__ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 17 to the registration statement on Form N-1A for the Dividend Growth Trust (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 16 from January 24, 2010 to January 28, 2010 for the Registrant’s Rising Dividend Growth Fund. This amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 16 that was filed with the Securities and Exchange Commission on November 25, 2009.

DIVIDEND GROWTH TRUST

PART C - OTHER INFORMATION

ITEM 28.      EXHIBITS

(a)      Trust Instrument.8

(b)      By-Laws.1

(c)     Articles IV, V, VI, and IX of the Trust Instrument define the rights of holders of the securities being registered (certificates for shares are not issued).8

(d)(1)      Investment Advisory Agreement by and between the Registrant and Dividend Growth Advisors, LLC.6

(d)(2)     Amendment to the Investment Advisory Agreement by and between the Registrant and Dividend Growth Advisors, LLC.9

(e)(1)      Distribution Agreement by and among the Registrant, Dividend Growth Advisors, LLC and Unified Financial Securities, Inc.7

(e)(2)     Amendment to the Distribution Agreement by and among the Registrant, Dividend Growth Advisors, LLC and Unified Financial Securities, Inc.9

(e)(3)     Form of Selling Agreement.4

(f)      None.

(g)      Form of Custody Agreement by and between the Registrant and The Huntington National Bank.4

(h)(1)      Mutual Fund Services Agreement between the Registrant and Unified Fund Services, Inc.9

(h)(2)      Amended and Restated Expense Limitation Agreement.9

(i)      Opinion and Consent of Counsel.10

(j)      Consent of Independent Registered Public Accounting Firm.10

(k)      None.

(l)      Initial Capital Agreements.2

(m)(1)      Form of Rule 12b-l Distribution Plan for Class A Shares.7

(m)(2)     Form of Rule 12b-l Distribution Plan for Class C Shares.7

(n)      Multiple Class Plan Pursuant to Rule 18f-3.10

(p)(1)     Code of Ethics for Registrant.3

(p)(2) Code of Ethics for Dividend Growth Advisors, LLC.5

(q)     Powers of Attorney.9

-----------------------

1.      Incorporated herein by reference to the Registrant’s Registration Statement filed on Form N-1A on July 29, 1999 (File No. 333-83951).

2.      Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2 to the Registration Statement filed on October 15, 1999 (File No. 333-83951).

3.      Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement filed on January 29, 2001 (File No. 333-83951).

4.     Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement filed on December 3, 2004 (File No. 333-83951).

5.     Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement filed on February 1, 2005 (File No. 333-83951).

6.     Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 to the Registration Statement filed on December 2, 2005 (File No. 333-83951).

7.     Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement filed on November 30, 2006 (File No. 333-83951).

8.     Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13 to the Registration Statement filed on January 29, 2007 (File No. 333-83951).

9.     Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement filed on January 27, 2009 (File No. 333-83951).

10.     To be filed in a future amendment.

ITEM 29.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30.      INDEMNIFICATION

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. Article IX of the Registrant’s Trust Instrument contains the following provisions:

“Section 2. Indemnification.

(a)      Subject to the exceptions and limitations contained in subsection (b) below: (i) every person who is, or has been, a Trustee, officer, employee, manager or agent of the Trust (including persons who serve at the Trust’s request as directors, trustees, officers or agents of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of being or having been a Covered Person and against amounts paid or incurred by such person in the settlement thereof whether or not such person is a Covered Person at the time such expenses are incurred; (ii) as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)      No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust; or (ii) in the event of a settlement unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

(c)      To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by such person to the Trust or applicable Series if it is ultimately determined that such person is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(d)      The rights of indemnification herein provided shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(e)      By action of the Trustees, and notwithstanding any interest of the Trustees in the action, the Trust shall have power to purchase and maintain insurance, in such amounts as the Trustees deem appropriate, on behalf of any Covered Person, whether or not such person is indemnified against such liability or expense under the provisions of this Article IX and whether or not the Trust would have the power or would be required to indemnify such person against such liability under the provisions of this Article IX or of the Delaware Act or by any other applicable law, subject only to any limitations imposed by the 1940 Act.

(f)      Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or Bylaws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission, which occurred prior to such repeal, modification or adoption.

Section 3. Indemnification of Shareholders.

If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of being or having been a Shareholder and not because of acts or omissions or for some other reason, the Shareholder or former Shareholder (or such person’s heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any such claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

In addition, the Registrant has entered into various arrangements with its service providers, including but not limited to, its Investment Advisory Agreement, Distribution Agreement, and Mutual Fund Services Agreement. These agreements provide indemnification for the respective service providers and their respective affiliates. The personnel of such service providers may serve as trustees and officers of the Registrant. The Registrant also maintains Errors and Omissions insurance with Directors and Officers liability coverage.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 31.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Dividend Growth Advisors, LLC (the “Advisor”), is a registered investment adviser founded in 2003. The Advisor is primarily engaged in the investment advisory business. The Trust is the only registered investment company to which the Advisor serves as investment adviser. The list required by this Item 31 of officers and directors of the Advisor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated herein by reference to the Form ADV filed by the Advisor with the Securities and Exchange Commission (Registration Number 801-62643).

ITEM 32.      PRINCIPAL UNDERWRITERS.

Unified Financial Securities, Inc.:

(a)      Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, is the Registrant’s principal underwriter (the “Underwriter”) for each series of the Trust. Unified Financial Securities, Inc. is also the underwriter for the American Pension Investors Trust, Inc., Appleton Funds, Dreman Contrarian Funds, Hirtle Callaghan Trust, James Advantage Funds, RiverNorth Funds, The Penn Street Fund, Inc., Unified Series Trust, and Valued Advisers Trust.

(b)      Information with respect to each director and officer of Unified Financial Securities, Inc.:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Melissa K. Gallagher**	President and Treasurer	None
John C. Swhear**	Chief Compliance Officer	None
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Anna Maria Spurgin**	Assistant Vice President	None
Karyn E. Cunningham**	Controller	None
Richard A. Cheap*	Secretary	None
Larry D. Case*	Assistant Secretary	None

*The principal business address of these individuals is 41 S. High St. Columbus, OH 43215.

**The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

(c)

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation
Unified Financial Securities, Inc.	$5,574	$0	$0	$0

ITEM 33.      LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(A)      Dividend Growth Advisors, LLC

           58 Riverwalk Boulevard
           Building 2, Suite A
           Ridgeland, SC 29936
     (records relating to its function as advisor to the Rising Dividend Growth Fund)

(B)      Huntington National Bank
           41 South High Street
           Columbus, OH 43215
     (records relating to its function as custodian of the Trust)

(C)      Unified Fund Services, Inc.

     2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208
(records relating to its function as administrator, fund accounting services agent, dividend paying agent and transfer agent for the Trust)

(D)      Unified Financial Securities, Inc.

    2960 N. Meridian Street, Suite 300

            Indianapolis, IN 46208

(records relating to its function as distributor of the shares of the Trust)

ITEM 34.      MANAGEMENT SERVICES

None.

ITEM 35.      UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Ridgeland and the State of South Carolina on this 22nd day of January, 2009.

                    DIVIDEND GROWTH TRUST
                    (Registrant)

          By: /s/C. TROY SHAVER, JR.

          C. Troy Shaver, Jr.
                    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                                                      Title                                           Date

/s/C. Troy Shaver, Jr.                                 President and                         January 22, 2010

C. Troy Shaver, Jr.                                    Trustee

/s/Earl L. Mason*                                      Chairman and Trustee            January 22, 2010

Earl L. Mason

/s/Roger B. Rainville*                             Trustee                                    January 22, 2010

Roger B. Rainville

/s/W. Thomas Smith*                               Trustee                                    January 22, 2010

W. Thomas Smith

/s/Ed Obuchowski                                   Treasurer and Principal           January 22, 2010

Ed Obuchowski                                       Accounting Officer

*By:/s/C. TROY SHAVER, JR.
C. Troy Shaver, Jr.
     Attorney-in-Fact